DEBT - Narrative (Details)				3 Months Ended
	Feb. 05, 2021 USD ($)	Feb. 04, 2021 USD ($)	Jun. 25, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000,000
Long-term debt						$ 179,662,000
Gain (loss) on extinguishment of debt				$ (5,513,000)	$ 0
Credit Facilities
Debt Instrument [Line Items]
Debt issuance costs	$ 7,800,000	$ 6,200,000
Gain (loss) on extinguishment of debt	(1,100,000)	$ (4,400,000)
Payments of fees to lenders	3,800,000
Transaction costs	$ 8,900,000
Credit Facilities | Debt Redemption, Term 1
Debt Instrument [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Dispositions of property, minimum amount	$ 5,000,000
Credit Facilities | Debt Redemption, Term 2
Debt Instrument [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Credit Facilities | Debt Redemption, Term 3
Debt Instrument [Line Items]
Excess Cash Flow (as a percent)	50.00%
Credit Facilities | Debt Redemption, Term 3 | Debt Instrument, Agreement Requirements, Requirement One
Debt Instrument [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	25.00%
Maximum net leverage ratio	3.50
Minimum net leverage ratio	3.00
Quarterly amortization payments (as a percent)	0.25%
Credit Facilities | Debt Redemption, Term 3 | Debt Instrument, Agreement Requirements, Requirement Two
Debt Instrument [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	0.00%
Maximum net leverage ratio	3.00
First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000,000
Outstanding letter of credit				2,100,000		2,100,000
Long-term line of credit						47,900,000
Issuance costs capitalized						1,900,000
Commitment fee (as a percent)			0.40%
First lien revolving loan facility | Revolving Facility
Debt Instrument [Line Items]
Face amount	$ 75,000,000
Commitment fee (as a percent)	0.50%
Secured Debt | Senior secured first lien term loan facility
Debt Instrument [Line Items]
Face amount			$ 140,000,000
Long-term debt						131,800,000
Debt issuance costs						4,700,000
Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Face amount	$ 375,000,000
Letter of Credit | Revolving Facility
Debt Instrument [Line Items]
Face amount	15,000,000
Bridge Loan | Revolving Facility
Debt Instrument [Line Items]
Face amount	$ 15,000,000
Senior secured first lien term loan facility
Debt Instrument [Line Items]
Face amount						140,000,000
First lien revolving loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity						50,000,000
Outstanding letter of credit						2,100,000
Issuance costs capitalized				$ 2,100,000		$ 1,700,000
Base Rate | Credit Facilities
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.75%
Base Rate | First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Floor rate (as a percent)			2.00%
Base Rate | Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Base Rate | Maximum | Credit Facilities
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Base Rate | Maximum | First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			2.75%
LIBOR | Credit Facilities
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.75%
LIBOR | First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Floor rate (as a percent)			1.00%
LIBOR | First lien revolving loan facility | Revolving Facility
Debt Instrument [Line Items]
Floor rate (as a percent)	0.00%
LIBOR | Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.50%
Floor rate (as a percent)	1.00%
LIBOR | Maximum | First lien revolving loan facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			3.75%
LIBOR | Maximum | First lien revolving loan facility | Revolving Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
LIBOR | Maximum | Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Fed Funds Effective Rate Overnight Index Swap Rate | Maximum | First lien revolving loan facility | Revolving Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.50%